Equity dividends (Tables)	12 Months Ended
Dec. 31, 2020
Reconciliation Of Number Of Shares Outstanding [Abstract]
Summary of Ordinary Dividends Paid
ORDINARY DIVIDENDS PAID IN THE YEAR	2020	2019	2018
	£m	£m	£m
RELX PLC	880	842	420
RELX NV	—	—	376
Total	880	842	796